Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Common Stock
9.	Common Stock
Each share of common stock has the right to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of holders of all classes of stock outstanding having priority rights as to dividends. No cash dividends have been declared by the board of directors from inception.
The Company has reserved the following shares of common stock for issuance, on an as-converted
basis, as follows:

	June 30, 2021	December 31, 2020
Stock incentive plans	5,219,804	2,786,345
Redeemable convertible preferred stock	–	12,605,800
Convertible notes	–	–
Redeemable convertible preferred stock warrants	–	229,034

Total	5,219,804	15,621,179

9.	Common Stock
Each share of common stock has the right to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of holders of all classes of stock outstanding having priority rights as to dividends. No cash dividends have been declared by the board of directors from inception.

The Company has reserved the following shares of common stock for issuance, on an as-converted
basis, as follows:

	December 31,
	2019	2020
Stock incentive plans	2,585,294	2,786,345
Redeemable convertible preferred stock	12,539,109	12,605,800
Redeemable convertible preferred stock warrants	193,583	229,034

Total	15,317,986	15,621,179